Leases - Schedule of Operating Leases (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2026 USD ($)
Assets
Operating lease right-of-use assets	¥ 3,739		¥ 3,084		$ 542
Liabilities
Operating lease liabilities, current	1,070		1,714		155
Operating lease liabilities, non-current	2,273		851		$ 330
Total operating lease liabilities	¥ 3,343		¥ 2,565
Weighted average remaining lease term (years)	2 years 10 months 28 days		1 year 5 months 1 day		2 years 10 months 28 days
Weighted average discount rate	3.35%		4.59%		3.35%
Operating lease right-of-use assets obtained in exchange for lease obligations	¥ 4,369	$ 633	¥ 3,635	¥ 4,545
Operating lease related expenses
Amortization of right-of-use assets	2,690	390	9,502	17,948
Interest of lease liabilities	87		318	199
Total	2,777		9,820	18,147
Operating lease payments (included in measurement of lease liabilities)	¥ 2,702	$ 392	¥ 10,114	¥ 17,977